Expense Example, No Redemption - Prospectus #1	Eaton Vance Government Opportunities Fund Class A 1 Year	Eaton Vance Government Opportunities Fund Class A 3 Years	Eaton Vance Government Opportunities Fund Class A 5 Years	Eaton Vance Government Opportunities Fund Class A 10 Years	Eaton Vance Government Opportunities Fund Class C 1 Year	Eaton Vance Government Opportunities Fund Class C 3 Years	Eaton Vance Government Opportunities Fund Class C 5 Years	Eaton Vance Government Opportunities Fund Class C 10 Years	Eaton Vance Government Opportunities Fund Class I 1 Year	Eaton Vance Government Opportunities Fund Class I 3 Years	Eaton Vance Government Opportunities Fund Class I 5 Years	Eaton Vance Government Opportunities Fund Class I 10 Years	Eaton Vance Government Opportunities Fund Class R 1 Year	Eaton Vance Government Opportunities Fund Class R 3 Years	Eaton Vance Government Opportunities Fund Class R 5 Years	Eaton Vance Government Opportunities Fund Class R 10 Years	Eaton Vance Short Duration Government Income Fund Advisers Class 1 Year	Eaton Vance Short Duration Government Income Fund Advisers Class 3 Years	Eaton Vance Short Duration Government Income Fund Advisers Class 5 Years	Eaton Vance Short Duration Government Income Fund Advisers Class 10 Years	Eaton Vance Short Duration Government Income Fund Class A 1 Year	Eaton Vance Short Duration Government Income Fund Class A 3 Years	Eaton Vance Short Duration Government Income Fund Class A 5 Years	Eaton Vance Short Duration Government Income Fund Class A 10 Years	Eaton Vance Short Duration Government Income Fund Class C 1 Year	Eaton Vance Short Duration Government Income Fund Class C 3 Years	Eaton Vance Short Duration Government Income Fund Class C 5 Years	Eaton Vance Short Duration Government Income Fund Class C 10 Years	Eaton Vance Short Duration Government Income Fund Class I 1 Year	Eaton Vance Short Duration Government Income Fund Class I 3 Years	Eaton Vance Short Duration Government Income Fund Class I 5 Years	Eaton Vance Short Duration Government Income Fund Class I 10 Years
USD ($)	333	573	833	1,575	186	588	1,016	2,011	85	278	487	1,091	135	434	755	1,663	84	262	455	1,014	307	481	670	1,216	145	449	776	1,539	58	183	318	714